Employee Benefits - Schedule of Net Benefits Expenses (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Net Benefits Expenses [Abstract]
Increase in provisions	$ 21	$ 137
Interest cost of benefits obligations	448	449
Effect of change in actuarial factors	62	(115)
Net benefit expenses	$ 531	$ 471